Notes Related to the Unaudited Interim Condensed Consolidated Statement of Financial Position - Summary of Financial Liabilities by Type (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	€ 15,396
Collection	3,088	€ 5,712
Fair value of embedded derivatives	0
Amortized cost	52
Conversion	0
Repayment	0	€ 0
FX rate impact	0
Liabilities arising from financing activities at end of period	18,536
Convertible notes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	0
Collection
Fair value of embedded derivatives
Amortized cost
Conversion
Repayment
FX rate impact
Liabilities arising from financing activities at end of period	0
Conditional advances
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	5,281
Collection
Amortized cost
Repayment
FX rate impact
Liabilities arising from financing activities at end of period	5,281
Bank loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	10,077
Collection
Amortized cost	52
Repayment
FX rate impact
Liabilities arising from financing activities at end of period	10,129
Other
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	38
Collection	3,088
Amortized cost
Repayment
FX rate impact
Liabilities arising from financing activities at end of period	€ 3,126